GENERAL (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Date of Incorporation	Jan. 14, 2008	Jan. 14, 2008
Date of Reincorporation	Mar. 22, 2013